Plumb Balanced Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.72%
Automobile Components - 0.78%
Mobileye Global, Inc. (a)	12,500	$480,250

Beverages - 2.54%
Constellation Brands, Inc. - Class A	6,400	1,575,232

Broadline Retail - 3.20%
Amazon.com, Inc. (a)	5,000	651,800
MercadoLibre, Inc. (a)	1,125	1,332,675
		1,984,475
Capital Markets - 1.46%
Charles Schwab Corp.	16,000	906,880

Commercial Services & Supplies - 4.85%
Copart, Inc. (a)	18,000	1,641,780
VSE Corp.	25,000	1,367,250
		3,009,030
Consumer Finance - 5.12%
American Express Co.	7,500	1,306,500
Discover Financial Services	16,000	1,869,600
		3,176,100
Energy Equipment & Services - 2.42%
Schlumberger NV - ADR (b)	30,500	1,498,160

Financial Services - 11.05%
Mastercard, Inc.	5,300	2,084,490
Toast, Inc. (a)	39,432	889,980
Visa, Inc.	8,650	2,054,202
WEX, Inc. (a)	10,000	1,820,700
		6,849,372
Health Care Equipment & Supplies - 1.93%
Intuitive Surgical, Inc. (a)	3,500	1,196,790

Interactive Media & Services - 3.09%
Alphabet, Inc. (a)	16,000	1,915,200

Oil, Gas & Consumable Fuels - 3.87%
Exxon Mobil Corp.	13,000	1,394,250
Phillips 66	10,500	1,001,490
		2,395,740
Pharmaceuticals - 4.25%
Merck & Co., Inc.	9,500	1,096,205
Novo Nordisk A S - ADR (b)	9,500	1,537,385
		2,633,590
Semiconductors & Semiconductor Equipment - 8.99%
Advanced Micro Devices, Inc. (a)	10,000	1,139,100
Microchip Technology, Inc.	20,000	1,791,800
NVIDIA Corp.	6,250	2,643,875
		5,574,775
Software - 10.74%
Adobe, Inc. (a)	3,600	1,760,364
Autodesk, Inc. (a)	5,500	1,125,355
Microsoft Corp.	6,000	2,043,240
Mitek Systems, Inc. (a)	100,000	1,084,000
Olo, Inc. (a)	100,000	646,000
		6,658,959
Technology Hardware, Storage, & Peripherals - 3.43%
Apple, Inc.	10,950	2,123,972

TOTAL COMMON STOCKS (Cost $24,328,870)		41,978,525

CORPORATE BONDS - 29.36%	Principal Amount
Oil, Gas & Consumable Fuels - 1.70%
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	1,000,000	1,056,349

Aerospace & Defense - 1.40%
Boeing Co.
2.95%, 02/01/2030	1,000,000	869,582

Banks - 16.75%
Amalgamated Financial Corp.
3.25%, (3 Month LIBOR USD + 2.30%) 11/15/2031 (c)	1,000,000	793,078
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,467,345
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	1,000,000	763,285
Citigroup, Inc.
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	1,000,000	861,400
6.50%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	250,000	248,549
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	429,049
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (c)	2,325,000	2,332,498
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	1,575,000	1,378,271
TriState Capital Holdings, Inc.
5.75% (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	431,961
Wells Fargo & Co.
4.05%, 08/15/2026	500,000	478,343
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,200,000
		10,383,779
Building Products - 0.78%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	482,662

Capital Markets - 3.96%
Charles Schwab Corp.
5.38%, 05/01/2025	1,500,000	1,441,080
Goldman Sachs Group, Inc.
6.92%, 04/05/2026	1,000,000	1,012,001
		2,453,081
Health Care Equipment & Services - 0.96%
CVS Health Corp.
6.94%, 01/10/2030	154,368	157,307
HCA, Inc.
3.50%, 09/01/2030	500,000	438,284
		595,591
Hotels, Restaurants & Leisure - 2.07%
Expedia Group, Inc.
5.00%, 02/15/2026	1,300,000	1,282,434

Insurance - 0.79%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	490,423

IT Services - 0.56%
VeriSign, Inc.
4.75%, 07/15/2027	350,000	344,817

Oil & Gas - 0.39%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	243,466

TOTAL CORPORATE BONDS (Cost $20,794,604)		18,202,184

U.S. GOVERNMENT AGENCY ISSUE - 0.81%
Federal Home Loan Banks
5.49%, 07/15/2024	500,000	499,599
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $501,519)		499,599

SHORT TERM INVESTMENTS - 1.78%
U.S. GOVERNMENT NOTE - 0.78%
United States Treasury Note
0.38%, 04/15/2024	500,000	480,604
TOTAL U.S. GOVERNMENT NOTE (Cost $481,174)		480,604

MONEY MARKET FUND - 1.00%	Shares
First American Government Obligations Fund - Class X - 5.01% (d)	619,276	619,276
TOTAL MONEY MARKET FUND (Cost $619,276)		619,276
TOTAL SHORT TERM INVESTMENTS (Cost $1,100,450)		1,099,880

Total Investments (Cost $46,223,924) - 99.67%		61,780,188
Other Assets in Excess of Liabilities - 0.33%		206,483
TOTAL NET ASSETS - 100.00%		$61,986,671

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration is as follows: Curacao 2.42%, Demark 2.48%
(c) Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2023.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2023.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$41,978,525	$-	$-	$41,978,525
Corporate Bonds*	-	18,202,184	-	18,202,184
U.S. Government Agency Issue	-	499,599	-	499,599
U.S. Government Note	-	480,604	-	480,604
Money Market Fund	619,276	-	-	619,276
Total	$42,597,801	$19,182,387	$-	$61,780,188

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2023, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.